Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies
The Company leases office facili
t
ies in Massachusetts, Vermont and Sweden, the terms of which expire at various times through the year 2030. In 2019, the Company signed a new office lease agreement which commenced in 2020 and will continue through 2027.
Total rent expense for the nine months ended September 30, 2021 was $2.1 million, respectively, and rent expense for the nine months ended September 30, 2020 was $1.4 million, respectively. Rent expense was classified in selling, general, and administrative expense in the condensed consolidated statements of operations for all periods presented.

11.	Commitments and Contingencies
The Company leases office facilities in Massachusetts, Vermont and Sweden, the terms of which expire at various times through the year 2030.
Beginning in 2017, the Predecessor subleased one of its Massachusetts offices. The sublease term expired in August 2019 and the Company recorded sublease rental income of $0.1 million for the year ended December 31, 2019. The income was recorded as an offset to rent expense in the consolidated statements of income (loss). There was no income from any sublease agreements recorded in 2020.
Total rent expense was $1.8 million for the year ended December 31, 2020 (Successor) and $0.6 million and $0.5 million for the periods from July 16, 2019 through December 31, 2019 (Successor) and from January 1, 2019 through July 15, 2019 (Predecessor), respectively, and was classified in selling, general, and administrative expense in the consolidated statements of income (loss). The Company signed a new office lease agreement in 2019 which commenced in 2020 and will continue through 2027. The table below is inclusive of the new lease.
Minimum future rental payments are expected to be as follows for each of the years ending December 31 (in thousands):

2021	$3,035
2022	2,673
2023	2,043
2024	2,338
2025	2,193
Thereafter	4,790

$17,072

The Company also enters into other purchase obligations in the normal course of doing business. The estimated annual minimum purchase commitments under those agreements were as follows for each of the years ending December 31 (in thousands):

2021	$5,396
2022	5,257
2023	5,098
2024	3,925
2025	2,370
Thereafter	—

$22,046